Consolidated Statements of Changes in Stockholders Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2009	$ 327,555	$ 541	$ 350,319	$ (23,305)
Balance, shares at Dec. 31, 2009		54,086,150
Restricted Stock Units (note 15)	980		980
Class A shares issued (notes 13, 15)		4	(4)
Class A shares issued, shares (notes 13,15)		450,273
Net income (loss) for the year	(3,971)			(3,971)
Balance at Dec. 31, 2010	324,564	545	351,295	(27,276)
Balance, shares at Dec. 31, 2010		54,536,423
Restricted Stock Units (note 15)	565		565
Class A shares issued (notes 13, 15)		4	(4)
Class A shares issued, shares (notes 13,15)		333,511
Net income (loss) for the year	9,071			9,071
Balance at Dec. 31, 2011	334,200	549	351,856	(18,205)
Balance, shares at Dec. 31, 2011		54,869,934
Restricted Stock Units (note 15)	460		460
Class A shares issued, shares (notes 13,15)		17,886
Net income (loss) for the year	31,928			31,928
Balance at Dec. 31, 2012	$ 366,588	$ 549	$ 352,316	$ 13,723
Balance, shares at Dec. 31, 2012		54,887,820